Fees Summary	Aug. 06, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 525,000.00
Previously Paid Amount	0.00
Total Fee Amount	80.38
Total Offset Amount	0.00
Net Fee	80.38
Narrative - Max Aggregate Offering Price	$ 525,000.00
Final Prospectus	true